THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab® Government Money Fund — Sweep Shares

(the fund)

Supplement dated June 5, 2019 to the fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

At a meeting held on June 4, 2019, the Board of Trustees of The Charles Schwab Family of Funds approved the reduction of the fund’s sweep administration fee from 0.15% to 0.10% effective July 1, 2019. Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective July 1, 2019:

Summary Prospectus and Statutory Prospectus

The “Fund Fees and Expenses” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.31

Distribution (12b-1) fees	None

Other expenses[1]	0.26

Total annual fund operating expenses	0.57

[1] The information in the table has been restated to reflect current fees and expenses.

The “Expenses on a $10,000 Investment” table in the Summary Prospectus and in the “Fund Summary” section of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Sweep Shares	$58	$183	$318	$714

Statutory Prospectus

The third sentence of the second paragraph in the “Shareholder Servicing and Sweep Administration Plan” section under the “Investing in the Fund” section is deleted and replaced in its entirety with the following:

Pursuant to the Plan, the fund’s Sweep Shares are subject to an annual sweep administration fee of up to 0.10%.

SAI

The “Sweep Administration Fee” table in the “Shareholder Servicing and Sweep Administration Plan” section under the “Investment Advisory and Other Services” section is deleted and replaced in its entirety with the following:

Fund	Sweep Administration Fee
Schwab Government Money Fund — Sweep Shares	0.10%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG107131-00 (06/19)

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